Operating Segments - Information on geographical areas (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Disclosure of geographical areas [line items]
Operating income(expense)		₩ 3,674,808	$ 2,543,911	₩ 4,255,190	₩ 3,499,029
Major non-current assets	[1]	7,916,326		6,661,585
Domestic customers
Disclosure of geographical areas [line items]
Operating income(expense)		3,430,352		3,767,897	3,055,926
Major non-current assets	[1]	7,364,083		6,068,817
Foreign customers
Disclosure of geographical areas [line items]
Operating income(expense)		244,456		487,293	₩ 443,103
Major non-current assets	[1]	₩ 552,243		₩ 592,768

[1]	Major non-current assets included joint ventures and related business investments, investment properties, premises equipment, and intangible assets.